Non-controlling interests - by instruments (parenthetical) (Details) £ in Millions, $ in Millions, ¥ in Billions	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of classes of share capital [line items]
Notional amount | £	£ 6,705			£ 6,440
Preference shares [member] | 6.278% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	6.278%	6.278%	6.278%
Preference shares [member] | 4.75% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	4.75%	4.75%	4.75%
Preference shares [member] | 8.125% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	8.125%	8.125%	8.125%
Upper Tier 2 instruments [member] | 5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	5.03%	5.03%	5.03%
Notional amount | ¥		¥ 8
Upper Tier 2 instruments [member] | 5.0% Reverse Dual Currency Subordinated (JPY12bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	5.00%	5.00%	5.00%
Notional amount | ¥		¥ 12
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 3 (GBP 145m) | Barclays Bank PLC [member] | Floating interest rate [member]
Disclosure of classes of share capital [line items]
Notional amount			$ 145
Upper Tier 2 instruments [member] | 9% Permanent Interest Bearing Capital Bonds (GBP 100m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	9.00%	9.00%	9.00%
Notional amount			$ 100
Upper Tier 2 instruments [member] | 7.125% Undated Subordinated Notes (GBP 525m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	7.125%	7.125%	7.125%
Notional amount			$ 525
Upper Tier 2 instruments [member] | 6.125% Undated Subordinated Notes (GBP 550m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	6.125%	6.125%	6.125%
Notional amount			$ 500
Upper Tier 2 instruments [member] | 9.25% Perpetual Sub Notes (ex Woolwich) (GBP 150m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate	9.25%	9.25%	9.25%
Notional amount			$ 150